Prepaid Expenses and Long-Term Prepaids	6 Months Ended
Mar. 31, 2025
Prepaid Expenses and Long-Term Prepaids [Abstract]
Prepaid Expenses and Long-term Prepaids

3. Prepaid Expenses and Long-term Prepaids

Prepaid expenses consist of the following:

	March 31, 2025	September 30, 2024
	US$	US$
Prepaid fees to Renda for Beijing office expenses	-	73,429
Prepaid fees to Beijing University Graduate School of Education	117,688	670,820
Prepaid insurance	31,559	66,930
Security deposit	144,953	125,259
Prepaid tuition fees to Shanghai Jiao Tong University	19,161	144,131
Prepaid fees to Guangzhou Zhonghong Hean	84,018	100,822
Prepaid management fees to New Sky	66,159	-
Other prepaid expenses	90,890	124,544
Total	554,428	1,305,935

Prepaid fees to Renda for Beijing office expenses represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Renda on behalf of the Company’s Beijing office.

Prepaid fees to Beijing University Graduate School of Education (“BUGSE”) represent tuition fees that the Company paid to BUGSE for services that have yet to be provided by BUGSE. The Company has entered into a training agreement with BUGSE, pursuant to which BUGSE will provide some International Innovation Talent Training (“IIT”) courses to students of the Company.

Prepaid tuition fees to Shanghai Jiao Tong University represent the fees that the Company prepaid to Shanghai Jiao Tong University for services have yet to be provided. The prepaid fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Shanghai Jiao Tong University.

Prepaid fees to Guangzhou Zhonghong Hean represent the fees that the Company prepaid to Guangzhou Zhonghong Hean for consulting and agency services have yet to be provided. The prepaid fees will be charged into expenses when Guangzhou Zhonghong Hean provided the consulting and agency services to the Company.

Long-term Prepaids consist of the following:

	March 31, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	7,500,023	7,500,023

The prepaid for soccer games represents a service fee prepaid to Argentine Football Association (the “AFA”), On November 23, 2023, the Company’s subsidiary, SouthGilmore, entered into an agreement (the “Agreement”) with AFA, pursuant to which the parties agreed that hold certain international friendly matches between the Argentine men’s national soccer team and similar opponents in China or Asia. Pursuant to the Agreement, SouthGilmore agreed to pay the AFA a total of $15.0 million, of which $7.5 million was prepaid by the Company in November 2023 in connection with the execution of the Agreement. In addition, pursuant to the Agreement, SouthGilmore agreed to assume the costs and obligations related to stadium charges, security, ticketing and all other matters generally related to the organization of the games. The friendly matches have not been held yet due to the delays in finding the proper components and the proper venues. In April 2024, the AFA confirmed to SouthGilmore that it was rescheduling the matches, which the AFA and SouthGilmore now plan to hold between October 2025 and March 2026 in the territory of the Asian Football Conference.